Short-term benefits - Summary of Provision for Profit Sharing (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Short-term employee benefits expense [abstract]
Opening balance	$ 138
Adjustment to provision	7
Payments	(135)
Additions	462
Advances	(68)
CTA	(49)
Closing balance	$ 355